Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
13.	Accrued expenses and other current liabilities

The following table summarizes the Group’s outstanding accrued expenses and other current liabilities as of June 30, 2025 and 2026, respectively:

	As of June 30,
	2025	2026
	RMB	RMB

Accrued employee payroll and welfare benefits	34,115	27,115
Other accrued expense	9,562	13,662
Other tax payable	8,711	8,648
Payable to employees related to share option exercise proceeds	13,780	20
Total accrued expenses and other current liabilities	66,168	49,445